RELATED PARTIES	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
RELATED PARTIES

18.          RELATED PARTIES

Transactions with key management

Key management includes the Company’s directors (executive and non-executive) and executive officers including its Executive Chairman (“Exec Chair”), its President and Chief Executive Officer, its Executive Vice President and Chief Financial Officer, its Vice President, Operations, its Executive Vice President, Corporate Affairs and Sustainability, and its Vice President and Chief Exploration Officer.

Directors and key management compensation:

	For the year ended
	December 31,	December 31,
	2019	2018
Salaries and benefits	$4,840	$5,851
Share-based compensation	5,376	3,559
	$10,216	$9,410

Under the terms of the Exec Chair’s employment agreement, effective January 1, 2017, the Exec Chair was entitled to a retirement allowance which was due and payable in full in the event the Exec Chair terminated his employment with the Company. At December 31, 2019, the retirement allowance was a current liability in the amount of $4,620 (C$6,000). With the retirement of the Exec Chair on December 31, 2019, the retirement allowance was paid on January 3, 2020.